Commitments and Contingencies - Commitments and Conditional Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	$ 31,103	$ 27,294
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	322	1,211
Unused Commercial Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	44,962	31,597
Unused Home Equity Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	$ 29,733	$ 29,188